Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Comprehensive income
Net income/(loss)	SFr (1,592)	SFr (277)	SFr 247	SFr (1,869)	SFr 16
Gains/(losses) on cash flow hedges	(250)	(599)	(41)	(849)	(144)
Foreign currency translation	765	181	(472)	946	1,533
Unrealized gains/(losses) on securities	(1)	(5)	0	(6)	0
Actuarial gains/(losses)	61	61	(11)	122	54
Net prior service cost	(18)	(17)	(24)	(35)	(48)
Gains/(losses) on liabilities related to credit risk	2,552	1,061	(483)	3,613	68
Other comprehensive income/(loss), net of tax	3,109	682	(1,031)	3,791	1,463
Comprehensive income/(loss)	1,517	405	(784)	1,922	1,479
Comprehensive income/(loss) attributable to noncontrolling interests	1	(2)	(7)	(1)	25
Comprehensive income/(loss) attributable to shareholders	SFr 1,516	SFr 407	SFr (777)	1,923	1,454
Bank
Comprehensive income
Net income/(loss)				(1,975)	9
Gains/(losses) on cash flow hedges				(848)	(143)
Foreign currency translation				953	1,510
Unrealized gains/(losses) on securities				(6)	0
Actuarial gains/(losses)				4	(87)
Gains/(losses) on liabilities related to credit risk				3,533	72
Other comprehensive income/(loss), net of tax				3,636	1,352
Comprehensive income/(loss)				1,661	1,361
Comprehensive income/(loss) attributable to noncontrolling interests				18	(68)
Comprehensive income/(loss) attributable to shareholders				SFr 1,643	SFr 1,429